Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Pension | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.70%	14.70%
Salary growth rate	4.50%	5.50%
Expected inflation rate	4.50%	4.50%
Pension growth rate	5.00%
Pension | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	7.50%	6.20%
Salary growth rate	3.50%	4.50%
Expected inflation rate	3.00%	3.00%
Pension growth rate	3.00%	3.00%
Bonds
Disclosure of detailed information about provision for employee benefits
Discount rate	7.25%	9.00%
Expected inflation rate	3.00%	3.00%
Health
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.00%	3.00%
Short-term rate	12.80%	6.33%
Long-term rate	4.00%	4.00%
Health | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.00%
Salary growth rate	4.50%	5.50%
Health | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.00%	8.70%
Salary growth rate	3.50%	4.50%
Education
Disclosure of detailed information about provision for employee benefits
Expected inflation rate	3.00%	3.00%
Short-term rate	4.00%	4.00%
Long-term rate	4.00%	4.00%
Education | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.00%	14.80%
Education | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	11.00%	6.30%
Others | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	12.00%	14.50%
Salary growth rate	4.61%	4.70%
Expected inflation rate	3.50%	4.50%
Others | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	7.40%	7.40%
Salary growth rate	3.50%	4.50%
Expected inflation rate	3.00%	3.00%